Accounts Receivable and Other Receivables, Net (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Accounts Receivable and Other Receivables, Net [Abstract]
Allowance for doubtful accounts	€ 505,836		€ 417,922
Bad debt expense	143,483	€ 4,534
Bad debt recovery	€ 0	€ 10,859